Shareholders' Equity (Details)		12 Months Ended
	Apr. 04, 2023 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 SGD ($) shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2022 shares
Shareholders’ Equity [Line Items]
Shares issued (in Shares) | shares		11,250,000	11,250,000	11,250,000
Shares outstanding (in Shares) | shares		11,250,000	11,250,000	11,250,000
Shares par value per share (in Dollars per share) | $ / shares		$ 0.002		$ 0.002
Net proceeds	$ 5,000,000
Payment of underwriting expenses	900,000
Additional paid-in capital	3,300,000
After tax profits percentage		10.00%	10.00%
Registered capital percentage		50.00%
Statutory reserve		$ 1,049,119		$ 1,049,119
Capital contribution		$ 272,398
Shareholder contributed non-controlling interests			$ 30,000
Percentage of non-controlling interests		20.00%	20.00%
Offering Cost, Expense	$ 1,700,000
IPO [Member]
Shareholders’ Equity [Line Items]
Shares issued (in Shares) | shares	1,250,000
Shares par value per share (in Dollars per share) | $ / shares	$ 0.002
Offering price per share (in Dollars per share) | $ / shares	$ 4
Gross proceeds	$ 5,000,000
Net proceeds	4,200,000
Underwriting discounts	$ 1,700,000
Common Stock [Member]
Shareholders’ Equity [Line Items]
Shares issued (in Shares) | shares					10,000,000
Shares outstanding (in Shares) | shares					10,000,000